LEASES (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Schedule of right of use assets
December 31, 2020
Non-current assets
Right of use assets, operating leases, net of amortization	$51,926

Schedule of lease cost
Year ended December 31, 2020
Operating lease expense	$41,423

Schedule of maturity of operating leases
Amount
Undiscounted minimum future lease payments
Total instalments due:
2021	47,340
2022	7,890
55,230
Imputed interest	(3,304)
Total operating lease liability	$51,926

Disclosed as:
Current portion	$44,134
Non-current portion	7,792
$51,926

Schedule of other lease information

Year ended December 31, 2020
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$(41,423)
Remaining lease term – operating lease	14 months
Discount rate – operating lease	10.0%